Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation
1.	Basis of Presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). They include the accounts of Sinovac Biotech Ltd., which is incorporated under the laws of Antigua and Barbuda, and its wholly owned or controlled subsidiaries (collectively, the “Company”). All significant intercompany transactions have been eliminated. Details of the Company’s significant subsidiaries are as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2021	Percentage of ownership as of December 31, 2020	Principal activities
Sinovac Biotech (Hong Kong) Limited (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	International sales and marketing
Sinovac Biotech Co., Ltd. (“Sinovac Beijing”)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products
Sinovac Life Sciences Co., Ltd. (“Sinovac LS”) (formerly Sinovac Research & Development Co., Ltd.)	May 2009	PRC	59.24%	59.24%	Research and development, production and sales of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”)	January 2010	PRC	68%	68%	Research and development, production and sales of vaccine products
Sinovac Biomed Co., Ltd.	April 2015	PRC	100%	100%	Distribution of vaccine products
Sinovac Biotech (Singapore) Pte. Ltd. ("Sinovac Singapore")	August 2020	Singapore	100%	100%	International sales and marketing